Financial Liabilities - Changes in liabilities derived from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 10,756,248	€ 10,207,241	€ 7,026,712
New financing	1,623,378	1,119,542	3,286,471
Refunds	(1,457,018)	(1,281,416)	(467,338)
Interest accrued	655,498	511,444	269,226
Other movements	187,407	123,792	107,951
Interest paid/received	(528,942)	(350,387)	(155,120)
Business combinations	2,464	181,099	(64,749)
Foreign exchange differences	(181,817)	244,933	204,088
Balance at end of year	11,057,218	10,756,248	10,207,241
Bonds
Changes in liabilities derived from financing activities
Balance at beginning of year	4,691,660	4,743,534	2,709,515
New financing	113,100	112,557	2,126,979
Refunds	(121,957)	(217,058)	(114,480)
Interest accrued	177,482	176,317	100,948
Other movements		744	(33,920)
Interest paid/received	(147,998)	(150,595)	(64,031)
Business combinations		(1,804)
Foreign exchange differences	(29,971)	27,965	18,523
Balance at end of year	4,682,316	4,691,660	4,743,534
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	4,041,521	3,707,048	3,468,385
New financing	1,505,657	990,537	329,555
Refunds	(1,171,677)	(944,386)	(266,659)
Interest accrued	352,325	206,901	130,327
Other movements		(744)	5,445
Interest paid/received	(308,048)	(156,461)	(91,089)
Business combinations		121,597
Foreign exchange differences	(95,983)	117,029	131,084
Balance at end of year	4,323,795	4,041,521	3,707,048
Finance lease liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	1,016,944	873,724	733,499
Refunds	(105,852)	(104,287)	(82,692)
Interest accrued	40,105	43,640	35,786
Other movements	184,186	123,792	135,697
Business combinations		30,290
Foreign exchange differences	(24,055)	49,785	51,434
Balance at end of year	1,111,328	1,016,944	873,724
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	1,006,123	882,935	115,313
New financing	4,621	16,448	829,937
Refunds	(57,532)	(15,685)	(3,507)
Interest accrued	85,586	84,586	2,165
Other movements	3,221		729
Interest paid/received	(72,896)	(43,331)
Business combinations	2,464	31,016	(64,749)
Foreign exchange differences	(31,808)	50,154	3,047
Balance at end of year	€ 939,779	€ 1,006,123	€ 882,935